Property, Plant and Equipment - Impairment Test of Property, Plant and Equipment (Details)	Dec. 31, 2022 $ / bbl	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / bbl	Dec. 31, 2022 $ / MMbtu	Dec. 31, 2022	Mar. 31, 2022 $ / bbl	Mar. 31, 2022 $ / $	Mar. 31, 2022 $ / bbl	Mar. 31, 2022 $ / MMbtu
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark commodity price, assumed annual increase, percent					2.00%
2022 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices						94.17		117.71
Closing foreign exchange rate | $ / $							0.800
2022 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu									5.18
2023 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	80.33		107.83			84.05		105.06
Closing foreign exchange rate | $ / $		0.745					0.800
2023 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.23					4.18
2024 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	78.50		102.61			75.38		94.23
Closing foreign exchange rate | $ / $		0.765					0.800
2024 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.40					3.38
2025 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	76.95		100.20			74.41		93.01
Closing foreign exchange rate | $ / $		0.768					0.800
2025 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.21					3.34
2026 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	77.61		100.53			75.90		94.88
Closing foreign exchange rate | $ / $		0.772					0.800
2026 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.27					3.41
2027 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	79.16		102.14			77.42		96.78
Closing foreign exchange rate | $ / $		0.775					0.800
2027 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.34					3.48
2028 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	80.74		104.18			78.97		98.71
Closing foreign exchange rate | $ / $		0.775					0.800
2028 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.43					3.54
2029 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	82.36		106.27			80.55		100.69
Closing foreign exchange rate | $ / $		0.775					0.800
2029 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.51					3.61
2030 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	84.00		108.39			82.16		102.70
Closing foreign exchange rate | $ / $		0.775					0.800
2030 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.60					3.69
2031 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	85.69		110.57			83.80		104.75
Closing foreign exchange rate | $ / $		0.775					0.800
2031 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.69					3.76
2032 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	87.40		112.77			85.48		106.85
Closing foreign exchange rate | $ / $		0.775					0.800
2032 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.79					3.84
2033 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	89.15		115.03
Closing foreign exchange rate | $ / $		0.775
2033 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.88